LONG-TERM BANK LOANS AND BORROWINGS - Bank loans (Details) RM in Millions, $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MYR (RM)
Borrowings and other credit facilities
Current maturities	Rp (9,690)			Rp (9,350)
Long-term portion	36,319	$ 2,548		30,561
Bank loans
Borrowings and other credit facilities
Total loans and other borrowings	36,153			28,314
Unamortized debt issuance cost	(97)			(85)
Total loans and other borrowings	36,056			28,229
Current maturities	(6,311)			(7,648)
Long-term portion	29,745			20,581
Bank loans | Third parties
Borrowings and other credit facilities
Total loans and other borrowings	18,523			11,288
Bank loans | MUFG Bank, Ltd. ("MUFG Bank") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,972			2,596
Bank loans | Syndication of banks | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	350			1,326
Bank loans | Syndication of banks | United States Dollar
Borrowings and other credit facilities
Total loans and other borrowings	338	24		427	$ 30
Bank loans | PT Bank Central Asia Tbk ("BCA") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	8,651			3,145
Bank loans | Bank Permata | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,188			757
Bank loans | Bank DBS | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	3,887			1,378
Bank loans | United Overseas Bank Limited ("UOB Singapore") | United States Dollar
Borrowings and other credit facilities
Total loans and other borrowings	314	22		437	$ 31
Bank loans | PT Bank HSBC | United States Dollar
Borrowings and other credit facilities
Total loans and other borrowings	750			214
Bank loans | Bank of China | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	400
Bank loans | PT Bank ANZ Indonesia | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	286			374
Bank loans | Bank CIMB Niaga | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	194			307
Bank loans | Bank CIMB Niaga | United States Dollar
Borrowings and other credit facilities
Total loans and other borrowings	5	$ 0
Bank loans | PT Bank ICBC Indonesia ("ICBC") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	68			113
Bank loans | Other (each below Rp75 billion) | Malaysian ringgits
Borrowings and other credit facilities
Total loans and other borrowings	36		RM 11	41		RM 12
Bank loans | BTPN | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	84			173
Bank loans | Related parties
Borrowings and other credit facilities
Total loans and other borrowings	17,630			17,026
Bank loans | Bank Mandiri | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	7,374			6,203
Bank loans | BNI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	7,500			7,958
Bank loans | BRI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	2,223			2,822
Bank loans | BSI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	Rp 533			Rp 43